NATURE OF BUSINESS - Net Asset Acquired - Acquisition of Ruby Hill (Details) - Acquisition of Ruby Hill $ in Thousands	Oct. 18, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Accounts receivable and other assets	$ 195
Inventory	13,800
Property, plant and equipment	29,981
Mineral property interests	105,877
Accounts payable	(1,003)
Accrued liabilities	(663)
Provision for environmental rehabilitation	(23,208)
Fair value of net assets acquired	$ 124,979